Long-term Debt - Loan Movements (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Feb. 13, 2015	Jul. 12, 2013
Debt Instrument [Line Items]
December 31, 2016	$ 3,949,239
New Loan	450,000
Discharges/ Repayment	(3,867,353)
December 31, 2017	$ 531,886
$800 million Senior Secured Notes
Debt Instrument [Line Items]
Loan Agreement Date	Sep. 20, 2012
Original Amount	$ 800,000
December 31, 2016	459,723
Discharges/ Repayment	(459,723)
December 31, 2017	$ 0
$1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Loan Agreement Date	Jul. 12, 2013
Original Amount	$ 1,900,000			$ 1,800,000
December 31, 2016	1,838,250
Discharges/ Repayment	(1,838,250)
December 31, 2017	$ 0
$1.3 billion Senior Secured Term Loan B
Debt Instrument [Line Items]
Loan Agreement Date	Jul. 25, 2014
Original Amount	$ 1,300,000
December 31, 2016	1,270,750
Discharges/ Repayment	(1,270,750)
December 31, 2017	$ 0
$450 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Loan Agreement Date	Sep. 22, 2017
Original Amount	$ 450,000
December 31, 2016	0
New Loan	450,000
December 31, 2017	$ 450,000
$500 million Senior Unsecured Notes
Debt Instrument [Line Items]
Loan Agreement Date	Mar. 26, 2014
Original Amount	$ 500,000
December 31, 2016	130,974
Discharges/ Repayment	(130,974)
December 31, 2017	$ 0
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Feb. 13, 2015
Original Amount	$ 462,000	$ 462,000	$ 475,000
December 31, 2016	249,542
Discharges/ Repayment	(167,656)
December 31, 2017	$ 81,886